Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Product Related Liabilities [Abstract]
Schedule Of Product Warranty Liability

DECEMBER 31	2011	2010	2009

Reserve at beginning of the year	$39.2	$30.6	$16.7
Change in reserve	14.8	25.4	23.5
Cash payments	(21.2)	(17.0)	(10.1)
Translation difference	0.2	0.2	0.5

Reserve at end of the year	$33.0	$39.2	$30.6